Convertible unsecured senior notes - Summary of deferred tax related to equity component of convertible notes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Changes from financing cash flows:
Cash paid on repurchase	$ (27,452)	$ (28,746)
Transaction costs incurred	0	(73)
Other changes:
Gain on repurchase	0	(357)	$ 0
Conversion	0	(200)
Liability component
Convertible unsecured senior notes [Line Items]
Convertible unsecured senior notes, Beginning balance	26,895	54,227
Accretion expense	572	1,644
Changes from financing cash flows:
Cash paid on repurchase	(27,452)	(28,546)
Transaction costs incurred		(73)
Other changes:
Gain on repurchase		(357)
Conversion	(15)
Convertible unsecured senior notes, Ending balance	$ 0	$ 26,895	$ 54,227